Trade receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade receivables
Schedule of trade receivables

(in millions of euros)	June 30, 2023	December 31, 2022
Net book value of trade receivables - in the opening balance	6,305	6,029
Business related variations	(202)	299
Changes in the scope of consolidation (1)	90	(3)
Translation adjustment	(10)	(76)
Reclassifications and other items	—	56
Net book value of trade receivables - in the closing balance	6,184	6,305
(1)In 2023, the change in scope of consolidation is mainly related to the integration of VOO (see Note 3.2).

Schedule of categories of trade receivables

(in millions of euros)	June 30, 2023	December 31, 2022
Net trade receivables, depreciated according to their age	1,332	1,191
Net trade receivables, depreciated according to other criteria	453	324
Net trade receivables past due	1,785	1,515
Net trade receivables not past due (1)	4,399	4,790
Net trade receivables	6,184	6,305
o/w short-term trade receivables	5,883	6,022
o/w long-term trade receivables (2)	301	283

(1)	Not past due receivables are presented net of the balance of expected losses on trade receivables.
(2)	Includes receivables from sales of handsets with payment on installments that are payable in more than 12 months and receivables from equipment financial lease offers for business.

Schedule of allowances on trade receivables

(in millions of euros)	June 30, 2023	December 31, 2022
Allowances on trade receivables - in the opening balance	(996)	(1,012)
Net addition with impact on income statement	(102)	(208)
Losses on trade receivables	121	218
Changes in the scope of consolidation(1)	(117)	(6)
Translation adjustment	2	16
Reclassifications and other items	(1)	(4)
Allowances on trade receivables - in the closing balance	(1,093)	(996)
(1)In 2023, the change in scope of consolidation is mainly related to the integration of VOO (see Note 3.2).